REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 7,043	$ 4,993
Total Revenues	7,473	5,461
Industrial Activities
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	7,043	4,993
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	3,038	2,244
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	656	422
Industrial Activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	2,805	2,021
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	1,234	753
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	(690)	(447)
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	448	489
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (18)	$ (21)